UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.3%

Security	Principal Amount (000’s omitted)	Value
Education — 12.7%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$785,092
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	636,273
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,074,044
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,478,166
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,675,404
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	285	310,921
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	767,572
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,011,513
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,323,743
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	902,320
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,608,752
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,739,664
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,864,887
California State University, 5.00%, 11/1/41(1)	7,550	8,784,199

		$33,962,550

Electric Utilities — 1.3%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,079,718
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,420	1,509,943

		$3,589,661

Escrowed/Prerefunded — 17.3%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,921,200
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	1,910	1,950,358
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	6,200	6,536,722
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	4,505	4,884,141
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	11,550,400
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,375	1,584,000
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	2,545	2,931,840
San Francisco Bay Area Rapid Transit District, (Election of 2004), Prerefunded to 8/1/17, 5.00%, 8/1/35	5,000	5,018,300
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	610	645,179

		$46,022,140

General Obligations — 47.3%
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	$7,450	$8,730,581
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,421,916
California, 5.50%, 11/1/35	4,600	5,221,920

Security	Principal Amount (000’s omitted)	Value
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	$2,500	$2,905,800
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,242,920
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,776,350
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	10,000	10,565,800
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,757,240
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,511,500
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,420,876
San Jose Unified School District, 5.00%, 8/1/32(1)	7,500	8,864,850
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,681,201
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,694,675
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,050,251
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,694,600
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,528,480

		$126,068,960

Hospital — 9.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,966,965
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	619,547
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,033,825
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,907,658
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,114,099
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,380,938
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,729,900
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,171,362

		$23,924,294

Insured-Electric Utilities — 4.4%
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	$2,000	$2,078,080
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	4,085,376
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	615	643,038
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,781,440

		$11,587,934

Insured-Escrowed/Prerefunded — 12.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$4,175	$4,191,324
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,240	2,295,037
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	4,500	4,873,095
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	5,705	5,726,051
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	385	402,972
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	10,000	10,347,200
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/38	4,750	4,784,248

		$32,619,927

Insured-General Obligations — 12.1%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,865,150
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,099,693

Security	Principal Amount (000’s omitted)	Value
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	$5,000	$4,442,350
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,266,865
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,434,456
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,889,870
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,317,414
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,909,828

		$32,225,626

Insured-Special Tax Revenue — 6.3%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$596,773
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,256,290
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,959,305
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,983,723

		$16,796,091

Insured-Water and Sewer — 1.8%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,673,235
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	251,645
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,764,300

		$4,689,180

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,915,969

		$2,915,969

Special Tax Revenue — 12.2%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$722,513
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	716,356
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,392,981
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,103,475
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,202,812
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/32	3,720	4,384,243

		$32,522,380

Transportation — 11.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$6,982,235
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,172,425
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,664,375
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,262,450
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,390,735
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,931,895

		$30,404,115

Water and Sewer — 21.2%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,579,857
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	10,991,160
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,548,300
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,614,575
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,770,300

Security	Principal Amount (000’s omitted)	Value
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	$6,000	$7,020,840

		$56,525,032

Total Tax-Exempt Investments — 170.3% (identified cost $427,676,767)		$453,853,859

Other Assets, Less Liabilities — (70.3)%		$(187,302,930)

Net Assets — 100.0%		$266,550,929

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 12.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Sep-17	$(12,557,674)	$(12,553,125)	$4,549
U.S. Long Treasury Bond	79	Short	Sep-17	(12,012,847)	(12,141,312)	(128,465)

						$(123,916)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $4,549 and $128,465, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$235,088,258

Gross unrealized appreciation	$27,590,987
Gross unrealized depreciation	(1,355,386)

Net unrealized appreciation	$26,235,601

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$453,853,859	$—	$453,853,859
Total Investments	$—	$453,853,859	$—	$453,853,859
Futures Contracts	$4,549	$—	$—	$4,549
Total	$4,549	$453,853,859	$—	$453,858,408

Liability Description
Futures Contracts	$(128,465)	$—	$—	$(128,465)
Total	$(128,465)	$—	$—	$(128,465)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017